United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-6061

(Investment Company Act File Number)

Federated Index Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/18

Date of Reporting Period: Six months ended 04/30/18

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
April 30, 2018
Share Class | Ticker	Institutional | FMCRX	Service | FMDCX	R6 | FMCLX

Federated Mid-Cap Index Fund

A Portfolio of Federated Index Trust

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2018, the Fund's sector composition1 for its equity securities investments was as follows:
Sector Composition	Percentage of Total Net Assets
Financials	16.6%
Information Technology	16.6%
Industrials	14.7%
Consumer Discretionary	12.0%
Real Estate	8.9%
Health Care	8.0%
Materials	7.0%
Utilities	5.6%
Energy	5.0%
Consumer Staples	3.4%
Telecommunication Services	0.2%
Securities Lending Collateral[2]	5.1%
Cash Equivalents[3]	11.6%
Derivative Contracts[4,5]	0.0%
Other Assets and Liabilities—Net[6]	(14.7)%
TOTAL[7]	100.0%
1	Except for Securities Lending Collateral, Cash Equivalents, Derivative Contracts and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the Manager assigns a classification to securities not classified by the GICS and to securities for which the Manager does not have access to the classification made by the GICS.
2	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as, applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Represents less than 0.05%.
6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
7	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Standard & Poor's MidCap 400 Index (S&P 400) and minimizing trading costs. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P 400 is effectively 100.2%.
Semi-Annual Shareholder Report
1

Portfolio of Investments
April 30, 2018 (unaudited)
Shares			Value
	[1]	COMMON STOCKS—98.0%
		Consumer Discretionary—12.0%
21,329	[2,3]	AMC Networks, Inc.	$1,109,108
23,449		Aaron's, Inc.	979,465
31,633	[2]	Adtalem Global Education, Inc.	1,505,731
69,511		American Eagle Outfitters, Inc.	1,437,487
22,796	[2,3]	AutoNation, Inc.	1,052,947
60,883	[3]	Bed Bath & Beyond, Inc.	1,063,017
18,543	[3]	Big Lots, Inc.	787,150
31,060	[3]	Boyd Gaming Corp.	1,031,503
20,672		Brinker International, Inc.	901,092
36,421		Brunswick Corp.	2,180,890
1,795	[3]	Cable One, Inc.	1,140,040
18,495		Carter's, Inc.	1,855,418
9,747	[3]	Cheesecake Factory, Inc.	506,357
4,324		Churchill Downs, Inc.	1,187,370
44,685	[3]	Cinemark Holdings, Inc.	1,750,311
22,932		Cooper Tire & Rubber Co.	560,687
7,469	[3]	Cracker Barrel Old Country Store, Inc.	1,229,323
56,006		Dana, Inc.	1,329,022
16,787	[2,3]	Deckers Outdoor Corp.	1,565,556
34,357	[3]	Delphi Technologies PLC	1,663,222
35,508	[3]	Dick's Sporting Goods, Inc.	1,174,960
7,462	[3]	Dillards, Inc., Class A	556,292
17,671		Domino's Pizza, Inc.	4,271,611
34,483	[3]	Dunkin' Brands Group, Inc.	2,102,084
22,357	[2,3]	Five Below, Inc.	1,578,628
17,586	[3]	GameStop Corp.	240,049
114,081		Gentex Corp.	2,594,202
1,992		Graham Holdings, Co.	1,201,276
10,967	[2,3]	Helen of Troy Ltd.	977,708
31,960	[3]	ILG, Inc.	1,090,795
10,899		International Speedway Corp., Class A	447,949
12,800		Jack in the Box, Inc.	1,148,160
46,864		KB Home	1,244,239
62,632	[2,3]	Live Nation Entertainment, Inc.	2,472,085
9,458		Meredith Corp.	489,924
Semi-Annual Shareholder Report
2

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Discretionary—continued
60,981	[2]	Michaels Cos, Inc./The	$1,135,466
7,905	[2]	Murphy USA, Inc.	494,616
1,362	[2]	NVR, Inc.	4,222,200
48,802	[3]	New York Times Co., Class A	1,144,407
239,007		Office Depot, Inc.	547,326
3,847	[3]	Papa Johns International, Inc.	238,514
23,115	[3]	Polaris Industries, Inc.	2,422,914
15,838		Pool Corp.	2,198,473
54,862	[2,3]	Sally Beauty Holdings, Inc.	948,564
29,093	[2,3]	Scientific Games Corp.	1,550,657
72,986		Service Corp. International	2,664,719
26,365	[3]	Signet Jewelers Ltd.	1,025,071
32,958	[3]	Six Flags Entertainment Corp.	2,084,264
45,951	[2]	Skechers USA, Inc., Class A	1,309,604
21,851	[2]	Sothebys Holdings, Inc., Class A	1,153,733
56,750	[2]	TRI Pointe Group, Inc.	970,993
92,927	[3]	Tegna, Inc.	982,238
19,828	[2,3]	Tempur Sealy International, Inc.	887,303
25,319	[3]	Texas Roadhouse, Inc.	1,622,442
76,910		The Wendy's Co.	1,287,473
19,878		Thor Industries, Inc.	2,109,851
56,199		Toll Brothers, Inc.	2,369,350
13,310		Tupperware Brands Corp.	593,094
42,527	[2]	Urban Outfitters, Inc.	1,712,562
16,861		Wiley (John) & Sons, Inc., Class A	1,111,983
32,628	[3]	Williams-Sonoma, Inc.	1,559,618
		TOTAL	84,773,093
		Consumer Staples—3.4%
15,709	[3]	Casey's General Stores, Inc.	1,517,489
23,299	[2,3]	Edgewell Personal Care Co.	1,026,321
25,522		Energizer Holdings, Inc.	1,463,942
73,990		Flowers Foods, Inc.	1,672,914
41,792	[2,3]	Hain Celestial Group, Inc.	1,217,401
28,674		Ingredion, Inc.	3,472,135
57,840		Lamb Weston Holdings, Inc.	3,778,109
8,481		Lancaster Colony Corp.	1,065,129
21,563		Nu Skin Enterprises, Inc.	1,534,207
27,014	[2]	Post Holdings, Inc.	2,149,504
Semi-Annual Shareholder Report
3

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Staples—continued
8,282	[3]	Sanderson Farms, Inc.	$920,627
47,097	[2]	Sprouts Farmers Market, Inc.	1,178,838
5,218	[2,3]	The Boston Beer Co., Inc., Class A	1,169,615
290	[3]	Tootsie Roll Industries, Inc.	8,280
31,539	[2,3]	TreeHouse Foods, Inc.	1,214,251
22,017	[2,3]	United Natural Foods, Inc.	991,205
		TOTAL	24,379,967
		Energy—5.0%
77,152	[2,3]	CNX Resources Corp.	1,146,479
56,569	[2]	Callon Petroleum Corp.	786,875
391,523	[2,3]	Chesapeake Energy Corp.	1,162,823
17,163	[3]	Core Laboratories NV	2,101,609
25,488	[2,3]	Diamond Offshore Drilling, Inc.	468,724
16,253	[2]	Dril-Quip, Inc.	673,687
44,559	[2]	Energen Corp.	2,915,941
112,173	[3]	Ensco PLC	633,777
31,262	[2]	Gulfport Energy Corp.	290,737
78,237		HollyFrontier Corp.	4,748,204
36,819	[2]	Matador Resources Co.	1,205,454
65,386		Murphy Oil Corp.	1,968,772
138,022	[3]	Nabors Industries Ltd.	1,050,347
107,245	[2]	Oasis Petroleum, Inc.	1,182,912
43,756		Oceaneering International, Inc.	929,377
54,284		PBF Energy, Inc.	2,080,706
93,775		Patterson-UTI Energy, Inc.	2,008,661
66,535	[2]	QEP Resources, Inc.	810,396
52,029	[2]	Rowan Companies PLC	751,299
43,127	[3]	SM Energy Co.	1,032,892
223,468	[2]	Southwestern Energy Co.	916,219
69,821	[2,3]	Superior Energy Services, Inc.	749,179
207,575	[3]	Transocean Ltd.	2,567,703
157,039	[2]	WPX Energy, Inc.	2,683,797
30,356		World Fuel Services Corp.	651,743
		TOTAL	35,518,313
Semi-Annual Shareholder Report
4

Shares			Value
	[1]	COMMON STOCKS—continued
		Financials—16.6%
6,111		Alleghany Corp.	$3,511,808
27,265		American Financial Group, Inc., Ohio	3,086,943
15,428		Aspen Insurance Holdings Ltd.	654,919
66,330		Associated Banc Corp.	1,754,428
36,134		BancorpSouth Bank	1,194,229
12,934		Bank of Hawaii Corp.	1,089,172
50,511		Bank of the Ozarks, Inc.	2,363,915
39,846		Berkley, W. R. Corp.	2,970,918
89,806		Brown & Brown	2,445,417
70,690		CNO Financial Group, Inc.	1,515,594
32,517		Cathay Bancorp, Inc.	1,301,005
29,738	[3]	Chemical Financial Corp.	1,632,319
37,230		Commerce Bancshares, Inc.	2,364,850
22,786		Cullen Frost Bankers, Inc.	2,607,858
63,968		East West Bancorp, Inc.	4,261,548
47,701		Eaton Vance Corp.	2,594,457
16,687	[3]	Evercore, Inc.	1,689,559
105,923		FNB Corp.	1,376,999
15,450		FactSet Research Systems	2,921,749
39,280		Federated Investors, Inc.	1,039,742
43,566		First American Financial Corp.	2,226,658
114,201		First Horizon National Corp.	2,089,878
74,648		Fulton Financial Corp.	1,261,551
324,593	[2]	Genworth Financial, Inc., Class A	895,877
40,962		Hancock Holding Co.	2,000,994
16,582		Hanover Insurance Group, Inc.	1,904,443
49,272		Home Bancshares, Inc.	1,145,081
27,899		Interactive Brokers Group, Inc., Class A	2,070,106
23,649		International Bancshares Corp.	941,230
83,106	[3]	Janus Henderson Group PLC	2,625,319
18,512	[3]	Kemper Corp.	1,249,560
35,944		Legg Mason, Inc.	1,426,977
2,931	[2,3]	LendingTree.com, Inc.	698,750
35,608	[3]	MB Financial, Inc.	1,517,613
13,606		Marketaxess Holdings, Inc.	2,702,560
16,280		Mercury General Corp.	744,484
203,354		New York Community Bancorp, Inc.	2,415,846
84,321		Old Republic International Corp.	1,720,148
Semi-Annual Shareholder Report
5

Shares			Value
	[1]	COMMON STOCKS—continued
		Financials—continued
52,247		PacWest Bancorp	$2,677,136
24,581		Pinnacle Financial Partners, Inc.	1,574,413
17,186		Primerica, Inc.	1,662,746
29,182	[3]	Prosperity Bancshares, Inc.	2,094,392
26,531		Reinsurance Group of America, Inc.	3,963,731
18,824	[3]	RenaissanceRe Holdings Ltd.	2,560,817
51,856		SEI Investments Co.	3,278,855
143,341	[2]	SLM Holding Corp.	1,645,555
24,035	[2]	Signature Bank	3,056,050
93,774	[3]	Sterling Bancorp	2,227,132
34,625		Stifel Financial Corp.	2,017,945
54,877		Synovus Financial Corp.	2,868,421
66,085		TCF Financial Corp.	1,640,891
20,026	[2]	Texas Capital Bancshares, Inc.	1,975,565
29,637		Trustmark Corp.	927,934
18,748		UMB Financial Corp.	1,435,722
92,368		Umpqua Holdings Corp.	2,176,190
32,863		United Bankshares, Inc.	1,115,699
134,650		Valley National Bancorp	1,689,858
36,919		Washington Federal, Inc.	1,172,178
38,511		Webster Financial Corp. Waterbury	2,317,977
21,951		Wintrust Financial Corp.	1,963,517
		TOTAL	118,057,228
		Health Care—8.0%
18,231	[2]	Abiomed, Inc.	5,486,619
24,500	[2,3]	Acadia Healthcare Co., Inc.	871,710
41,528	[2]	Akorn, Inc.	599,249
99,986	[2,3]	Allscripts Healthcare Solutions, Inc.	1,161,837
7,911	[2,3]	Bio Rad Laboratories, Inc., Class A	2,007,100
14,670		Bio-Techne Corp.	2,213,850
13,752		Cantel Medical Corp.	1,541,187
62,418	[2,3]	Catalent, Inc.	2,566,004
18,546	[2]	Charles River Laboratories International, Inc.	1,932,308
38,464	[3]	Encompass Health Corp.	2,339,381
133,674	[2,3]	Endo International PLC	765,952
27,926	[2]	Globus Medical, Inc.	1,429,532
17,428	[2,3]	Halyard Health, Inc.	825,564
25,940		Hill-Rom Holdings, Inc.	2,226,430
Semi-Annual Shareholder Report
6

Shares			Value
	[1]	COMMON STOCKS—continued
		Health Care—continued
5,825	[2,3]	ICU Medical, Inc.	$1,466,153
8,517	[2]	LifePoint Health, Inc.	407,964
16,767	[2]	Livanova PLC	1,488,574
39,472	[2,3]	Mallinckrodt PLC	513,136
15,082	[2]	Masimo Corp.	1,353,308
22,983	[2,3]	Medidata Solutions, Inc.	1,640,067
39,188	[2]	Mednax, Inc.	1,799,121
23,324	[2]	Molina Healthcare, Inc.	1,941,723
22,145	[2,3]	NuVasive, Inc.	1,178,335
35,918	[3]	Patterson Companies, Inc.	836,171
11,553	[2]	Prestige Brands Holdings, Inc.	340,120
33,570		Steris PLC	3,173,036
14,026	[2,3]	Syneos Health, Inc.	534,391
17,954		Teleflex, Inc.	4,809,518
31,116	[2,3]	Tenet Healthcare Corp.	744,917
17,826	[2]	United Therapeutics Corp.	1,962,821
19,863	[2]	Wellcare Health Plans, Inc.	4,075,093
29,144	[3]	West Pharmaceutical Services, Inc.	2,570,792
		TOTAL	56,801,963
		Industrials—14.7%
74,229	[2,3]	AECOM	2,556,447
26,669		AGCO Corp.	1,671,613
29,150	[2,3]	Avis Budget Group, Inc.	1,440,302
19,477		Brinks Co. (The)	1,437,403
25,184		Carlisle Cos., Inc.	2,713,072
22,234	[2,3]	Clean Harbors, Inc.	1,018,317
88,765	[2]	Copart, Inc.	4,534,116
19,750		Crane Co.	1,651,890
20,506		Curtiss-Wright Corp.	2,625,588
20,360		Deluxe Corp.	1,395,474
50,956		Donaldson Co., Inc.	2,255,313
14,401		Dun & Bradstreet Corp.	1,660,579
15,775	[2]	Dycom Industries, Inc.	1,638,392
28,067		Emcor Group, Inc.	2,065,451
17,966	[3]	EnerSys, Inc.	1,231,749
11,541	[2]	Esterline Technologies Corp.	829,221
10,190		GATX Corp.	664,796
26,043	[2,3]	Genesee & Wyoming, Inc., Class A	1,854,262
Semi-Annual Shareholder Report
7

Shares			Value
	[1]	COMMON STOCKS—continued
		Industrials—continued
76,264		Graco, Inc.	$3,354,853
14,961		Granite Construction, Inc.	783,657
8,268		HNI Corp.	276,069
21,802	[3]	Healthcare Services Group, Inc.	842,211
21,555		Hubbell, Inc.	2,238,702
30,472		IDEX Corp.	4,072,888
34,196		ITT, Inc.	1,671,842
133,415	[2,3]	Jet Blue Airways Corp.	2,560,234
61,113		KBR, Inc.	1,019,976
19,370	[2]	KLX, Inc.	1,515,315
34,663		Kennametal, Inc.	1,263,466
22,282	[2,3]	Kirby Corp.	1,900,655
44,646		Knight-Swift Transportation Holdings, Inc.	1,741,641
16,343		Landstar System, Inc.	1,661,266
13,515		Lennox International, Inc.	2,613,396
25,738		Lincoln Electric Holdings	2,132,908
18,099		MSA Safety, Inc.	1,571,717
18,985		MSC Industrial Direct Co.	1,641,063
26,170		Manpower Group, Inc.	2,504,992
23,050		Miller Herman, Inc.	707,635
14,502	[2,3]	NOW, Inc.	175,909
20,248		Nordson Corp.	2,603,893
30,092	[3]	Old Dominion Freight Lines, Inc.	4,028,115
22,836		Orbital ATK, Inc.	3,023,030
25,609		OshKosh Truck Corp.	1,847,945
81,290	[3]	Pitney Bowes, Inc.	830,784
18,904		Regal Beloit Corp.	1,345,965
37,443		Rollins, Inc.	1,816,734
16,635	[3]	Ryder Systems, Inc.	1,121,698
16,315	[2,3]	Teledyne Technologies, Inc.	3,052,373
29,461	[3]	Terex Corp.	1,075,916
29,323		Timken Co.	1,253,558
43,644		Toro Co.	2,548,373
50,062		Trinity Industries, Inc.	1,595,476
8,911		Valmont Industries, Inc.	1,266,253
30,220		Wabtec Corp.	2,683,838
13,342	[3]	Watsco, Inc.	2,233,718
16,313	[3]	Werner Enterprises, Inc.	559,536
Semi-Annual Shareholder Report
8

Shares			Value
	[1]	COMMON STOCKS—continued
		Industrials—continued
23,277		Woodward, Inc.	$1,674,547
		TOTAL	104,056,132
		Information Technology—16.6%
18,207	[2,3]	3D Systems Corp.	182,798
60,587	[2]	ACI Worldwide, Inc.	1,408,648
34,258	[2,3]	Acxiom Corp.	890,023
72,276	[2]	Arris International PLC	1,951,452
34,592	[2]	Arrow Electronics, Inc.	2,585,406
40,405		Avnet, Inc.	1,585,088
16,793	[3]	Belden, Inc.	1,034,449
18,790		Blackbaud, Inc.	1,972,198
46,519		Broadridge Financial Solutions	4,987,302
50,661		CDK Global, Inc.	3,305,124
16,901	[2,3]	Cars.com, Inc., W/I	481,340
45,245	[2,3]	Ciena Corp.	1,165,059
27,297	[2]	Cirrus Logic, Inc.	995,522
76,784		Cognex Corp.	3,551,260
9,926	[2]	Coherent, Inc.	1,669,752
17,140	[2]	Commvault Systems, Inc.	1,198,943
40,109		Convergys Corp.	936,946
40,749	[2,3]	CoreLogic, Inc.	2,017,076
31,229	[2]	Cree, Inc.	1,165,466
139,708		Cypress Semiconductor Corp.	2,036,943
10,016		Diebold Nixdorf, Inc.	153,746
14,256	[2]	Fair Isaac & Co., Inc.	2,468,854
38,174	[2]	First Solar, Inc.	2,706,918
65,063	[2]	Fortinet, Inc.	3,601,888
30,681		Henry Jack & Associates, Inc.	3,665,766
51,301	[2]	Integrated Device Technology, Inc.	1,427,707
18,782		InterDigital, Inc.	1,398,320
15,540	[3]	j2 Global, Inc.	1,233,565
70,861		Jabil, Inc.	1,884,903
75,516	[2]	Keysight Technologies, Inc.	3,902,667
41,363	[2,3]	Knowles Corp.	529,446
52,325		Leidos Holdings, Inc.	3,360,835
9,721	[3]	Littelfuse, Inc.	1,817,049
20,941		LogMeIn, Inc.	2,307,698
25,250	[2,3]	Lumentum Holdings, Inc.	1,273,863
Semi-Annual Shareholder Report
9

Shares			Value
	[1]	COMMON STOCKS—continued
		Information Technology—continued
21,460		MKS Instruments, Inc.	$2,197,504
29,122	[2]	Manhattan Associates, Inc.	1,253,993
27,261		Maximus, Inc.	1,843,661
46,487	[2,3]	Microsemi Corp.	3,007,244
12,778	[3]	Monolithic Power Systems	1,496,304
49,962	[2]	NCR Corp.	1,537,331
50,369		National Instruments Corp.	2,059,588
37,910	[2,3]	NetScout Systems, Inc.	1,029,257
46,145	[2]	PTC, Inc.	3,800,041
14,606		Plantronics, Inc.	951,581
84,816	[3]	Sabre Corp.	1,750,602
12,671	[3]	Science Applications International Corp.	1,087,045
16,538	[2,3]	Silicon Laboratories, Inc.	1,536,380
15,450	[2,3]	Synaptics, Inc.	672,384
12,203		Synnex Corp.	1,222,375
13,217	[2]	Tech Data Corp.	1,007,796
47,825	[2,3]	Teradata Corporation	1,956,999
86,340		Teradyne, Inc.	2,810,367
11,461	[2]	The Ultimate Sortware Group, Inc.	2,749,723
98,554	[2,3]	Trimble, Inc.	3,409,968
13,916	[2]	Tyler Technologies, Inc.	3,046,491
48,664	[2,3]	Verifone Systems, Inc.	1,119,759
42,239		Versum Materials, Inc.	1,485,968
22,235	[2,3]	ViaSat, Inc.	1,422,595
52,856	[3]	Vishay Intertechnology, Inc.	932,908
15,736	[2]	WEX, Inc.	2,547,973
24,021	[2]	Zebra Technologies Co., Class A	3,238,751
		TOTAL	118,028,608
		Materials—7.0%
48,180	[2,3]	Allegheny Technologies, Inc.	1,280,143
24,332	[3]	Aptargroup, Inc.	2,275,042
24,181		Ashland Global Holdings, Inc.	1,600,299
38,386	[3]	Bemis Co., Inc.	1,660,962
26,190		Cabot Corp.	1,462,973
17,525		Carpenter Technology Corp.	933,381
73,555		Chemours Co./The	3,560,798
32,447	[3]	Commercial Metals Corp.	681,711
7,933		Compass Minerals International, Inc.	533,891
Semi-Annual Shareholder Report
10

Shares			Value
	[1]	COMMON STOCKS—continued
		Materials—continued
33,185		Domtar Corp.	$1,456,821
19,706		Eagle Materials, Inc.	1,950,106
11,830		Greif, Inc., Class A	692,292
70,938		Louisiana-Pacific Corp.	2,009,674
15,326		Minerals Technologies, Inc.	1,058,260
2,847		Newmarket Corp.	1,080,579
69,883		Olin Corp.	2,109,768
81,862	[2]	Owens-Illinois, Inc.	1,664,254
31,049		Polyone Corp.	1,299,401
46,962		RPM International, Inc.	2,268,265
30,173		Reliance Steel & Aluminum Co.	2,652,810
30,752		Royal Gold, Inc.	2,730,778
16,929		Scotts Co.	1,414,926
18,454		Sensient Technologies Corp.	1,229,959
32,401		Silgan Holdings, Inc.	909,496
32,832		Sonoco Products Co.	1,686,251
103,209		Steel Dynamics, Inc.	4,624,795
70,945		United States Steel Corp.	2,400,069
65,538		Valvoline, Inc.	1,329,111
19,301		Worthington Industries, Inc.	859,473
		TOTAL	49,416,288
		Real Estate—8.9%
12,505		Alexander & Baldwin, Inc.	286,365
57,108		American Campus Communities, Inc.	2,233,494
36,631		Camden Property Trust	3,128,287
51,172		CoreCivic, Inc.	1,031,628
14,364		Coresite Realty Corp.- REIT	1,495,292
43,716		Corporate Office Properties Trust	1,202,627
163,649		Cousins Properties, Inc.	1,454,840
45,714		Cyrusone, Inc.	2,449,813
44,147		DCT Industrial Trust, Inc.	2,894,719
62,557		Douglas Emmett, Inc.	2,331,499
27,428		EPR Properties	1,509,089
32,864		Education Realty Trust, Inc.	1,081,554
46,181		First Industrial Realty Trust	1,436,691
33,645	[3]	Geo Group, Inc.	757,013
53,106		Healthcare Realty Trust, Inc.	1,477,940
43,421		Highwoods Properties, Inc.	1,911,392
Semi-Annual Shareholder Report
11

Shares			Value
	[1]	COMMON STOCKS—continued
		Real Estate—continued
80,710		Hospitality Properties Trust	$2,008,065
35,639		JBG Smith Properties	1,314,010
20,443		Jones Lang LaSalle, Inc.	3,465,293
34,887		Kilroy Realty Corp.	2,500,351
34,992		Lamar Advertising Co., Class A	2,229,340
48,573	[3]	LaSalle Hotel Properties	1,436,304
57,862		Liberty Property Trust	2,419,789
19,701		Life Storeage, Inc.	1,742,356
56,976		Mack-Cali Realty Corp.	978,278
119,717		Medical Properties Trust, Inc.	1,529,983
64,127		National Retail Properties, Inc.	2,439,391
67,237	[3]	Omega Healthcare Investors	1,746,817
31,137		PotlatchDeltic Corp. REIT	1,614,454
56,008	[2]	Quality Care Properties, Inc.	1,230,496
42,047		Rayonier, Inc.	1,563,728
51,987		Sabra Health Care REIT, Inc.	951,882
100,574		Senior Housing Properties Trust	1,565,937
41,558	[3]	Tanger Factory Outlet Centers, Inc.	912,198
25,893		Taubman Centers, Inc.	1,449,490
70,868	[3]	Uniti Group, Inc.	1,277,041
39,419		Urban Edge Properties	810,849
35,443		Weingarten Realty Investors	973,619
		TOTAL	62,841,914
		Telecommunication Services—0.2%
39,927		Telephone and Data System, Inc.	1,091,205
		Utilities—5.6%
25,728		Allete	1,965,876
61,201		Aqua America, Inc.	2,151,215
45,763		Atmos Energy Corp.	3,976,347
23,019		Black Hills Corp.	1,304,717
99,069		Great Plains Energy, Inc.	3,242,528
33,422		Hawaiian Electric Industries, Inc.	1,159,409
24,646		Idacorp, Inc.	2,292,078
81,597		MDU Resources Group, Inc.	2,298,588
36,133	[3]	National Fuel Gas Co.	1,855,430
37,249	[3]	New Jersey Resources Corp.	1,540,246
21,382		Northwestern Corp.	1,174,727
69,456		OGE Energy Corp.	2,283,019
Semi-Annual Shareholder Report
12

Shares			Value
	[1]	COMMON STOCKS—continued
		Utilities—continued
22,243		ONE Gas, Inc.	$1,550,782
34,176		PNM Resources, Inc.	1,355,078
14,361		Southwest Gas Holdings, Inc.	1,048,209
71,636		UGI Corp.	3,466,466
34,721		Vectren Corp.	2,439,845
21,626		WGL Holdings, Inc.	1,840,373
56,105		Westar Energy, Inc.	3,039,769
		TOTAL	39,984,702
		TOTAL COMMON STOCKS (IDENTIFIED COST $419,435,338)	694,949,413
		INVESTMENT COMPANIES—16.7%
35,826,810		Federated Government Obligations Fund, Institutional Shares, 1.56%[4]	35,826,810
82,609,689		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.91%[4]	82,609,689
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $118,435,238)	118,436,499
		TOTAL INVESTMENT IN SECURITIES—114.7% (IDENTIFIED COST $537,870,576)[5]	813,385,912
		OTHER ASSETS AND LIABILITIES - NET—(14.7)%[6]	(104,025,121)
		TOTAL NET ASSETS—100%	$709,360,791
At April 30, 2018, the Fund had the following outstanding futures contracts:1
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Depreciation
2S&P MidCap 400 E-Mini Long Futures	83	$15,538,430	June 2018	$(292,548)
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
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13

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended April 30, 2018, were as follows:
	Federated Investors, Inc.	Federated Government Obligations Fund, Institutional Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Balance of Shares Held 10/31/2017	45,245	19,704,830	15,761,271	35,511,346
Purchases/Additions	—	183,791,324	416,215,867	600,007,191
Sales/Reductions	(5,965)	(167,669,344)	(349,367,449)	(517,042,758)
Balance of Shares Held 4/30/2018	39,280	35,826,810	82,609,689	118,475,779
Value	$1,039,742	$35,826,810	$82,609,689	$119,476,241
Change in Unrealized Appreciation /Depreciation	$(245,348)	N/A	$2,658	$(242,690)
Net Realized Gain/(Loss)	$89,733	N/A	$(6,639)	$83,094
Dividend Income	$21,131	$152,702	$493,748	$667,581
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P MidCap 400 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $15,538,430 at April 30, 2018, which represents 2.2% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P MidCap 400 Index is 100.2%.
2	Non-income-producing security.
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
4	7-day net yield.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in certain short-term securities such as affiliated money market funds, other money market instruments and/or repurchase agreements.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2018.
Semi-Annual Shareholder Report
14

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2018, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
The following acronym is used throughout this portfolio:
REIT—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2018	Year Ended October 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$27.75	$25.13	$27.25	$29.32	$27.33	$22.40
Income From Investment Operations:
Net investment income	0.15[1]	0.26[1]	0.34[1]	0.32	0.32	0.30[1]
Net realized and unrealized gain (loss)	0.60	5.22	1.03	0.57	2.76	6.80
TOTAL FROM INVESTMENT OPERATIONS	0.75	5.48	1.37	0.89	3.08	7.10
Less Distributions:
Distributions from net investment income	(0.17)	(0.28)	(0.32)	(0.33)	(0.31)	(0.32)
Distributions from net realized gain	(4.06)	(2.58)	(3.17)	(2.63)	(0.78)	(1.85)
TOTAL DISTRIBUTIONS	(4.23)	(2.86)	(3.49)	(2.96)	(1.09)	(2.17)
Net Asset Value, End of Period	$24.27	$27.75	$25.13	$27.25	$29.32	$27.33
Total Return[2]	2.75%	23.19%	5.85%	3.17%	11.61%	33.47%
Ratios to Average Net Assets:
Net expenses	0.31%[3]	0.31%	0.30%	0.30%	0.29%	0.29%
Net investment income	1.20%[3]	1.01%	1.40%	1.15%	1.14%	1.20%
Expense waiver/reimbursement[4]	0.12%[3]	0.12%	0.10%	0.10%	0.11%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$150,363	$166,962	$161,135	$153,751	$138,394	$105,147
Portfolio turnover	12%	35%	33%	36%	37%	27%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2018	Year Ended October 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$27.77	$25.15	$27.26	$29.33	$27.35	$22.41
Income From Investment Operations:
Net investment income	0.11	0.20	0.28[1]	0.25	0.25	0.26[1]
Net realized and unrealized gain	0.61	5.21	1.04	0.57	2.75	6.79
TOTAL FROM INVESTMENT OPERATIONS	0.72	5.41	1.32	0.82	3.00	7.05
Less Distributions:
Distributions from net investment income	(0.14)	(0.21)	(0.26)	(0.26)	(0.24)	(0.26)
Distributions from net realized gain	(4.06)	(2.58)	(3.17)	(2.63)	(0.78)	(1.85)
TOTAL DISTRIBUTIONS	(4.20)	(2.79)	(3.43)	(2.89)	(1.02)	(2.11)
Net Asset Value, End of Period	$24.29	$27.77	$25.15	$27.26	$29.33	$27.35
Total Return[2]	2.61%	22.86%	5.64%	2.91%	11.29%	33.18%
Ratios to Average Net Assets:
Net expenses	0.56%[3]	0.56%	0.55%	0.55%	0.54%	0.54%
Net investment income	0.96%[3]	0.76%	1.16%	0.91%	0.89%	1.05%
Expense waiver/reimbursement[4]	0.10%[3]	0.09%	0.10%	0.10%	0.11%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$502,388	$639,787	$660,471	$763,853	$902,685	$902,823
Portfolio turnover	12%	35%	33%	36%	27%	27%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2018	Year Ended 10/31/2017	Period Ended 10/31/2016[1]
Net Asset Value, Beginning of Period	$27.78	$25.15	$25.29
Income From Investment Operations:
Net investment income	0.14	0.26[2]	0.01[2]
Net realized and unrealized gain (loss)	0.61	5.23	(0.15)
TOTAL FROM INVESTMENT OPERATIONS	0.75	5.49	(0.14)
Less Distributions:
Distributions from net investment income	(0.17)	(0.28)	—
Distributions from net realized gain	(4.06)	(2.58)	—
TOTAL DISTRIBUTIONS	(4.23)	(2.86)	—
Net Asset Value, End of Period	$24.30	$27.78	$25.15
Total Return[3]	2.75%	23.23%	(0.55)%
Ratios to Average Net Assets:
Net expenses	0.30%[4]	0.30%	0.26%[4]
Net investment income	1.16%[4]	0.96%	0.52%[4]
Expense waiver/reimbursement[5]	0.07%[4]	0.06%	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$56,610	$29,384	$0[6]
Portfolio turnover	12%	35%	33%[7]
1	Reflects operations for the period from October 18, 2016 (date of initial investment) to October 31, 2016.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Represents less than $1,000.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the period from November 1, 2015 to October 31, 2016.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Statement of Assets and Liabilities
April 30, 2018 (unaudited)
Assets:
Investment in securities, at value including $96,685,876 of securities loaned and including $119,476,241 of investment in affiliated holdings (identified cost $537,870,576)		$813,385,912
Cash		2,470
Restricted cash (Note 2)		622,500
Income receivable		324,707
Receivable for investments sold		603,263
Receivable for shares sold		1,511,458
TOTAL ASSETS		816,450,310
Liabilities:
Payable for investments purchased	$1,359,279
Payable for shares redeemed	3,421,759
Payable for daily variation margin on futures contracts	96,099
Payable for collateral due to broker for securities lending	101,915,300
Payable to adviser (Note 5)	4,381
Payable for other service fees (Notes 2 and 5)	105,729
Accrued expenses (Note 5)	186,972
TOTAL LIABILITIES		107,089,519
Net assets for 29,203,412 shares outstanding		$709,360,791
Net Assets Consist of:
Paid-in capital		$376,482,437
Net unrealized appreciation		275,222,788
Accumulated net realized gain		57,775,643
Distributions in excess of net investment income		(120,077)
TOTAL NET ASSETS		$709,360,791
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($150,363,202 ÷ 6,194,682 shares outstanding), no par value, unlimited shares authorized		$24.27
Service Shares:
Net asset value per share ($502,387,615 ÷ 20,679,301 shares outstanding), no par value, unlimited shares authorized		$24.29
Class R6 Shares:
Net asset value per share ($56,609,974 ÷ 2,329,429 shares outstanding), no par value, unlimited shares authorized		$24.30
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
19

Statement of Operations
Six Months Ended April 30, 2018 (unaudited)
Investment Income:
Dividends (including $178,669 received from an affiliated holding, see footnotes to Portfolio of Investments and net of foreign taxes withheld of $2,864)		$5,633,947
Net income on securities loaned (includes $488,912 received from affiliated holdings related to cash collateral balances, see footnotes to Portfolio of Investments)		132,999
Interest		2,178
TOTAL INCOME		5,769,124
Expenses:
Management fee (Note 5)	$1,142,471
Custodian fees	32,072
Transfer agent fee (Note 2)	240,229
Directors'/Trustees' fees (Note 5)	5,119
Auditing fees	13,240
Legal fees	4,352
Portfolio accounting fees	64,829
Other service fees (Notes 2 and 5)	684,957
Share registration costs	27,149
Printing and postage	23,403
Miscellaneous (Note 5)	24,640
TOTAL EXPENSES	2,262,461
Semi-Annual Shareholder Report
20

Statement of Operations–continued
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(262,761)
Reimbursement of other operating expenses (Note 2)	(135,656)
TOTAL WAIVER AND REIMBURSEMENTS		$(398,417)
Net expenses			$1,864,044
Net investment income			3,905,080
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments (including net realized gain of $83,094 on sales of investments in affiliated company)			62,384,637
Net realized gain on foreign currency transactions			1,072
Net realized gain on futures contracts			3,078,533
Net change in unrealized appreciation of investments (including net change in unrealized depreciation of $(242,690) on investments in affiliated holdings)			(45,685,259)
Net change in unrealized appreciation of futures contracts			(934,614)
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions			18,844,369
Change in net assets resulting from operations			$22,749,449
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
21

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2018	Year Ended 10/31/2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,905,080	$7,019,379
Net realized gain	65,464,242	113,619,308
Net change in unrealized appreciation/depreciation	(46,619,873)	56,776,439
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	22,749,449	177,415,126
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(1,070,986)	(1,871,938)
Service Shares	(3,255,975)	(5,688,666)
Class R6 Shares	(321,934)	(91,827)
Distributions from net realized gain
Institutional Shares	(22,346,977)	(16,544,841)
Service Shares	(86,584,200)	(67,197,783)
Class R6 Shares	(5,592,898)	(10)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(119,172,970)	(91,395,065)
Share Transactions:
Proceeds from sale of shares	101,177,231	259,799,095
Net asset value of shares issued to shareholders in payment of distributions declared	115,358,001	88,735,483
Cost of shares redeemed	(246,884,822)	(420,027,304)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(30,349,590)	(71,492,726)
Change in net assets	(126,773,111)	14,527,335
Net Assets:
Beginning of period	836,133,902	821,606,567
End of period (including undistributed (distributions in excess of) net investment income of $(120,077) and $623,738, respectively)	$709,360,791	$836,133,902
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
22

Notes to Financial Statements
April 30, 2018 (unaudited)
1. ORGANIZATION
Federated Index Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Mid-Cap Index Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks that comprise the mid-level stock capitalization sector of the U.S. equity market. This group of stocks is known as the S&P MidCap 400 Index.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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23

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Manager”) and certain of the Manager's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
Semi-Annual Shareholder Report
24

■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Manager determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Manager and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain
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fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $398,417 is disclosed in various locations in this Note 2 and Note 5.
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Institutional Shares	$57,389	$(38,232)
Service Shares	179,132	(97,424)
Class R6 Shares	3,708	—
TOTAL	$240,229	$(135,656)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended April 30, 2018, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$684,957
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2018, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases stock index futures contracts to manage cash flows, enhance yield and to maintain exposure to the S&P MidCap 400 Index and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued
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daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long futures contracts held by the Fund throughout the period was $23,137,161. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund's NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amount but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of April 30, 2018, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$96,685,876	$101,915,300
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Additional Disclosure Related to Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Payable for daily variation margin on futures contracts	$292,548*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended April 30, 2018
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Equity contracts	$3,078,533

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Equity contracts	$(934,614)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2018		Year Ended 10/31/2017
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,224,164	$30,496,947	3,718,801	$96,776,499
Shares issued to shareholders in payment of distributions declared	910,831	22,220,512	713,882	17,792,081
Shares redeemed	(1,956,211)	(50,739,455)	(4,827,622)	(125,467,979)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	178,784	$1,978,004	(394,939)	$(10,899,399)
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	Six Months Ended 4/30/2018		Year Ended 10/31/2017
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,433,529	$36,085,306	5,107,039	$132,953,192
Shares issued to shareholders in payment of distributions declared	3,572,446	87,222,675	2,845,266	70,851,576
Shares redeemed	(7,364,580)	(187,903,624)	(11,177,895)	(291,881,845)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(2,358,605)	$ (64,595,643)	(3,225,590)	$(88,077,077)

	Six Months Ended 4/30/2018		Year Ended 10/31/2017
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	1,347,122	$34,594,978	1,155,787	$30,069,404
Shares issued to shareholders in payment of distributions declared	242,158	5,914,814	3,478	91,826
Shares redeemed	(317,730)	(8,241,743)	(101,390)	(2,677,480)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	1,271,550	$32,268,049	1,057,875	$27,483,750
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(908,271)	$(30,349,590)	(2,562,654)	$(71,492,726)
4. FEDERAL TAX INFORMATION
At April 30, 2018, the cost of investments for federal tax purposes was $537,870,576. The net unrealized appreciation of investments for federal tax purposes was $275,222,788. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $292,778,630 and net unrealized depreciation from investments for those securities having an excess of cost over value of $17,555,842. The amounts presented are inclusive of derivative contracts.
5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Management Fee
The management agreement between the Fund and the Manager provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Manager may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2018, the Manager waived $231,342 of its fee.
The Manager has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2018, the Manager reimbursed $31,419.
Other Service Fees
For the six months ended April 30, 2018, FSSC received $6,013 of the other service fees disclosed in Note 2.
Expense Limitation
The Manager and certain of its affiliates (which may include FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses, line of credit expenses and proxy-related expenses paid by
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the Fund, if any) paid by the Fund's Institutional Shares, Service Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.30%, 0.55% and 0.29% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Manager and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Manager which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2018, were as follows:
Purchases	$88,101,336
Sales	$228,878,276
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of April 30, 2018, the Fund had no outstanding loans. During the six months ended April 30, 2018, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2018, there were no outstanding loans. During the six months ended April 30, 2018, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2017 to April 30, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2017	Ending Account Value 4/30/2018	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,027.50	$1.56
Service Shares	$1,000	$1,026.10	$2.81
Class R6 Shares	$1,000	$1,027.50	$1.51
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.30	$1.56
Service Shares	$1,000	$1,022.00	$2.81
Class R6 Shares	$1,000	$1,023.30	$1.51
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.31%
Service Shares	0.56%
Class R6 Shares	0.30%
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Evaluation and Approval of Advisory Contract–May 2017
Federated mid-cap index fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the
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Board also considered management fees charged to institutional and other clients of Federated Equity Management Company of Pennsylvania (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings at which the Board's formal approval of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
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audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered relevant by the Board.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk
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associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Senior Officer's Evaluation, the Fund's performance for the five-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year and three-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
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Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be
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enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report
39

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
40

Federated Mid-Cap Index Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420E882
CUSIP 31420E205
CUSIP 31420E874
3042108 (6/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
April 30, 2018
Share Class | Ticker	C | MXCCX	R | FMXKX	Institutional | FISPX	Service | FMXSX

Federated Max-Cap Index Fund

A Portfolio of Federated Index Trust

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2018, the Fund's sector composition1 for its equity securities investments was as follows:
Sector	Percentage of Total Net Assets
Information Technology	24.0%
Financials	14.3%
Health Care	13.4%
Consumer Discretionary	12.6%
Industrials	9.7%
Consumer Staples	7.2%
Energy	6.1%
Utilities	2.9%
Materials	2.8%
Real Estate	2.7%
Telecommunication Services	1.9%
Securities Lending Collateral[2]	0.1%
Derivative Contracts[3,4]	(0.0)%
Cash Equivalents[5]	2.5%
Other Assets and Liabilities—Net[6]	(0.2)%
TOTAL[7]	100.0%
1	Except for Derivative Contracts, Cash Equivalents, Securities Lending Collateral and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Manager assigns a classification to securities not classified by the GICS and to securities for which the Manager does not have access to the classification made by the GICS.
2	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
3	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts, as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) may indicate. In many cases, the notional value or notional principal amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
4	Represents less than 0.1%.
5	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreement other than those representing securities lending collateral.
6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
7	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Standard & Poor's 500 Composite Stock Price (S&P 500) Index and minimizing trading costs. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P 500 Index is effectively 100.2%.
Semi-Annual Shareholder Report

Portfolio of Investments
April 30, 2018 (unaudited)
Shares			Value
	[1]	COMMON STOCKS—97.6%
		Consumer Discretionary—12.6%
6,971	[2]	Amazon.com, Inc.	$10,917,492
4,081		Aptiv PLC	345,171
771	[2]	AutoZone, Inc.	481,505
3,755		Best Buy Co., Inc.	287,370
3,903		Block (H&R), Inc.	107,918
818	[2]	Booking Holdings, Inc.	1,781,604
3,451		BorgWarner, Inc.	168,892
1,974		CBS Corp., Class B	97,121
6,711		Carnival Corp.	423,196
3,069	[2]	Charter Communications, Inc.	832,589
541	[2]	Chipotle Mexican Grill, Inc.	229,022
77,860		Comcast Corp., Class A	2,444,025
1,239		D. R. Horton, Inc.	54,689
4,880	[2]	DISH Network Corp., Class A	163,724
2,266		Darden Restaurants, Inc.	210,421
6,911	[2,3]	Discovery, Inc., Class A	163,445
9,815	[2]	Discovery, Inc., Class C	218,089
4,074		Dollar General Corp.	393,263
3,619	[2]	Dollar Tree, Inc.	347,026
2,328		Expedia Group, Inc.	268,046
2,982		Foot Locker, Inc.	128,465
70,085		Ford Motor Co.	787,755
2,197		Garmin Ltd.	128,898
21,279		General Motors Co.	781,791
2,942		Genuine Parts Co.	259,837
5,517		Goodyear Tire & Rubber Co.	138,532
4,572		Hanesbrands, Inc.	84,445
3,787		Harley Davidson, Inc.	155,759
2,293		Hasbro, Inc.	201,990
4,311		Hilton Worldwide Holdings, Inc.	339,879
19,880		Home Depot, Inc.	3,673,824
15,012		Interpublic Group Cos., Inc.	354,133
2,214		Kohl's Corp.	137,534
9,041		L Brands, Inc.	315,621
10,380	[2]	LKQ Corp.	321,988
Semi-Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Discretionary—continued
3,119		Leggett and Platt, Inc.	$126,475
4,026		Lennar Corp., Class A	212,935
14,051		Lowe's Cos., Inc.	1,158,224
8,232		MGM Resorts Intl.	258,649
4,834		Marriott International, Inc., Class A Shares	660,711
13,726		McDonald's Corp.	2,298,281
5,868	[2]	Michael Kors Holdings Ltd.	401,489
269	[2]	Mohawk Industries, Inc.	56,458
7,269	[2]	NetFlix, Inc.	2,271,272
1,365		Newell Brands, Inc.	37,715
885		News Corp.	14,381
5,311		News Corp., Class A	84,870
21,510		Nike, Inc., Class B	1,471,069
2,331		Nordstrom, Inc.	117,855
4,044	[2]	Norwegian Cruise Line Holdings Ltd.	216,233
1,586	[2]	O'Reilly Automotive, Inc.	406,127
4,414		Omnicom Group, Inc.	325,135
1,030		PVH Corp.	164,460
11,372		Pulte Group, Inc.	345,254
576		Ralph Lauren Corp.	63,274
6,970		Ross Stores, Inc.	563,525
4,513		Royal Caribbean Cruises, Ltd.	488,262
20,583		Starbucks Corp.	1,184,963
8,321		TJX Cos., Inc.	706,037
4,092		Tapestry, Inc.	220,027
8,958		Target Corp.	650,351
1,976		Tiffany & Co.	203,192
13,698		Time Warner, Inc.	1,298,570
2,764		Tractor Supply Co.	187,952
1,741	[2,3]	TripAdvisor, Inc.	65,148
17,420		Twenty-First Century Fox, Inc.	636,875
6,939		Twenty-First Century Fox, Inc., Class B	250,290
20	[2]	Ulta Beauty, Inc.	5,018
2,913	[2,3]	Under Armour, Inc., Class A	51,735
3,324	[2]	Under Armour, Inc., Class C	51,023
8,277		V.F. Corp.	669,361
7,211		Viacom, Inc., Class B - New	217,484
25,601		Walt Disney Co.	2,568,548
Semi-Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Discretionary—continued
1,430		Whirlpool Corp.	$221,579
1,356		Wyndham Worldwide Corp.	154,869
2,439		Wynn Resorts Ltd.	454,117
3,259		Yum! Brands, Inc.	283,859
		TOTAL	49,568,711
		Consumer Staples—7.2%
29,253		Altria Group, Inc.	1,641,386
10,450		Archer-Daniels-Midland Co.	474,221
3,735		Brown-Forman Corp., Class B	209,309
17,890		CVS Health Corp.	1,249,259
4,198		Campbell Soup Co.	171,194
4,468		Church and Dwight, Inc.	206,422
2,485		Clorox Co.	291,242
15,486		Colgate-Palmolive Co.	1,010,152
7,922		Conagra Brands, Inc.	293,669
3,799		Constellation Brands, Inc., Class A	885,661
7,696		Costco Wholesale Corp.	1,517,343
2,722		Dr. Pepper Snapple Group, Inc.	326,531
3,549		Estee Lauder Cos., Inc., Class A	525,571
13,609		General Mills, Inc.	595,258
10,589	[3]	Hormel Foods Corp.	383,851
2,795		Hershey Foods Corp.	256,972
1,265		Kellogg Co.	74,508
6,335		Kimberly-Clark Corp.	655,926
7,130		Kraft Heinz Co./The	401,989
16,703		Kroger Co.	420,749
1,792		McCormick & Co., Inc.	188,895
3,640		Molson Coors Brewing Co., Class B	259,314
26,258		Mondelez International, Inc.	1,037,191
10,470	[2]	Monster Beverage Corp.	575,850
23,873		PepsiCo, Inc.	2,409,741
26,840		Philip Morris International, Inc.	2,200,880
43,456		Procter & Gamble Co.	3,143,607
338		Smucker (J.M.) Co.	38,559
8,578		Sysco Corp.	536,468
64,494		The Coca-Cola Co.	2,786,786
5,199		Tyson Foods, Inc., Class A	364,450
15,107		Walgreens Boots Alliance, Inc.	1,003,860
Semi-Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Staples—continued
24,274		Walmart, Inc.	$2,147,278
		TOTAL	28,284,092
		Energy—6.1%
9,546		Anadarko Petroleum Corp.	642,637
2,000		Andeavor	276,640
1,909		Apache Corp.	78,174
529		Baker Hughes a GE Co. LLC	19,102
7,210		Cabot Oil & Gas Corp., Class A	172,391
32,199		Chevron Corp.	4,028,417
2,059		Cimarex Energy Co.	207,115
3,885	[2]	Concho Resources, Inc.	610,761
19,273		ConocoPhillips	1,262,381
15,250		Devon Energy Corp.	554,032
9,868		EOG Resources, Inc.	1,166,102
4,061		EQT Corp.	203,822
71,721		Exxon Mobil Corp.	5,576,308
14,189		Halliburton Co.	751,875
3,747		Hess Corp.	213,542
32,571		Kinder Morgan, Inc.	515,273
25,432		Marathon Oil Corp.	464,134
10,485		Marathon Petroleum Corp.	785,431
6,644		National Oilwell Varco, Inc.	256,923
5,080	[2]	Newfield Exploration Co.	151,384
1,588		Noble Energy, Inc.	53,722
6,291		ONEOK, Inc.	378,844
15,635		Occidental Petroleum Corp.	1,207,960
8,904		Phillips 66	991,104
2,888		Pioneer Natural Resources, Inc.	582,076
23,555		Schlumberger Ltd.	1,614,931
7,662		TechnipFMC PLC	252,539
6,948		Valero Energy Corp.	770,742
13,890		Williams Companies, Inc.	357,390
		TOTAL	24,145,752
		Financials—14.3%
1,110		Affiliated Managers Group	182,995
12,608		Aflac, Inc.	574,547
6,451		Allstate Corp.	631,037
11,852		American Express Co.	1,170,385
Semi-Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Financials—continued
18,963		American International Group, Inc.	$1,061,928
3,776		Ameriprise Financial, Inc.	529,433
3,919		Aon PLC	558,340
1,343		Assurant, Inc.	124,657
13,974		BB&T Corp.	737,827
156,779		Bank of America Corp.	4,690,828
31,829	[2]	Berkshire Hathaway, Inc., Class B	6,166,232
2,037		BlackRock, Inc.	1,062,295
1,410	[2]	Brighthouse Financial, Inc.	71,600
5,594		CME Group, Inc.	882,062
8,691		Capital One Financial Corp.	787,578
239		Cboe Global Markets, Inc.	25,520
8,189		Chubb Ltd.	1,111,002
3,079		Cincinnati Financial Corp.	216,577
46,503		Citigroup, Inc.	3,174,760
7,547		Citizens Financial Group, Inc.	313,125
2,538		Comerica, Inc.	240,044
8,689		Discover Financial Services	619,091
3,834	[2]	E*Trade Financial Corp.	232,647
13,008		Fifth Third Bancorp	431,475
6,577		Franklin Resources, Inc.	221,250
273		Gallagher (Arthur J.) & Co.	19,107
6,018		Goldman Sachs Group, Inc.	1,434,270
6,031		Hartford Financial Services Group, Inc.	324,709
6,350		Huntington Bancshares, Inc.	94,679
9,770		Intercontinental Exchange, Inc.	707,934
8,147		Invesco Ltd.	236,019
58,122		JPMorgan Chase & Co.	6,322,511
19,977		KeyCorp	397,942
6,325		Lincoln National Corp.	446,798
680		Loews Corp.	35,673
2,768		M & T Bank Corp.	504,523
1,533		MSCI, Inc., Class A	229,689
8,800		Marsh & McLennan Cos., Inc.	717,200
21,906		MetLife, Inc.	1,044,259
2,593		Moody's Corp.	420,585
23,186		Morgan Stanley	1,196,861
2,461		NASDAQ, Inc.	217,356
Semi-Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Financials—continued
19,572		Navient Corp.	$259,525
4,000		Northern Trust Corp.	427,000
8,096		PNC Financial Services Group	1,178,859
5,232		Principal Financial Group	309,839
6,682		Progressive Corp. Ohio	402,858
7,557		Prudential Financial	803,460
118		Raymond James Financial, Inc.	10,591
20,154		Regions Financial Corp.	376,880
4,119		S&P Global, Inc.	776,843
908	[2]	SVB Financial Group	272,046
16,830		Schwab (Charles) Corp.	937,094
5,887		State Street Corp.	587,405
8,539		SunTrust Banks, Inc.	570,405
17,924		Synchrony Financial	594,539
3,821		T. Rowe Price Group, Inc.	434,906
17,929		The Bank of New York Mellon Corp.	977,310
4,807		The Travelers Cos, Inc.	632,601
2,274		Torchmark Corp.	197,247
27,482		U.S. Bancorp	1,386,467
7,772		Unum Group	376,009
78,296		Wells Fargo & Co.	4,068,260
2,006		Willis Towers Watson PLC	297,911
4,147		XL Group Ltd.	230,532
3,910		Zions Bancorporation	214,072
		TOTAL	56,490,009
		Health Care—13.4%
32,839		Abbott Laboratories	1,908,931
26,811		AbbVie, Inc.	2,588,602
4,428		Aetna, Inc.	792,833
4,930		Agilent Technologies, Inc.	324,098
3,880	[2]	Alexion Pharmaceuticals, Inc.	456,404
1,083	[2]	Align Technology, Inc.	270,588
6,827		Allergan PLC	1,048,969
3,179		AmerisourceBergen Corp.	287,954
12,439		Amgen, Inc.	2,170,357
4,183		Anthem, Inc.	987,146
7,876		Baxter International, Inc.	547,382
4,450		Becton, Dickinson & Co.	1,031,821
Semi-Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Health Care—continued
3,634	[2]	Biogen, Inc.	$994,262
24,525	[2]	Boston Scientific Corp.	704,358
27,292		Bristol-Myers Squibb Co.	1,422,732
5,332		CIGNA Corp.	916,144
5,926		Cardinal Health, Inc.	380,271
15,032	[2]	Celgene Corp.	1,309,287
2,713	[2]	Centene Corp.	294,578
8,610	[2]	Cerner Corp.	501,532
725		Cooper Cos., Inc.	165,815
10,676		Danaher Corp.	1,071,016
2,172	[2]	Davita, Inc.	136,380
7,413		Dentsply Sirona, Inc.	373,170
3,295	[2]	Edwards Lifesciences Corp.	419,651
2,753	[2]	Envision Healthcare Corp.	102,329
12,226	[2]	Express Scripts Holding Co.	925,508
22,193		Gilead Sciences, Inc.	1,603,000
4,682		HCA Healthcare, Inc.	448,255
3,081		Humana, Inc.	906,369
1,289	[2]	IDEXX Laboratories, Inc.	250,698
2,105	[2]	IQVIA Holdings, Inc.	201,575
2,464	[2]	Illumina, Inc.	593,652
745	[2]	Incyte Genomics, Inc.	46,145
1,823	[2]	Intuitive Surgical, Inc.	803,542
46,007		Johnson & Johnson	5,819,425
1,506	[2]	Laboratory Corp. of America Holdings	257,150
16,846		Lilly (Eli) & Co.	1,365,705
2,221		McKesson Corp.	346,942
20,658		Medtronic PLC	1,655,326
42,325		Merck & Co., Inc.	2,491,673
394	[2]	Mettler Toledo International, Inc.	220,612
8,957	[2]	Mylan NV	347,173
2,366	[2]	Nektar Therapeutics	197,940
1,944		Perrigo Co. PLC	151,904
95,964		Pfizer, Inc.	3,513,242
2,213		Quest Diagnostics, Inc.	223,956
1,393	[2]	Regeneron Pharmaceuticals, Inc.	423,026
2,347		ResMed, Inc.	222,120
4,291		Stryker Corp.	726,981
Semi-Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Health Care—continued
6,658		Thermo Fisher Scientific, Inc.	$1,400,510
16,312		UnitedHealth Group, Inc.	3,856,157
1,804		Universal Health Services, Inc., Class B	206,017
1,237	[2]	Varian Medical Systems, Inc.	142,985
5,472	[2]	Vertex Pharmaceuticals, Inc.	838,092
1,155	[2]	Waters Corp.	217,614
3,805		Zimmer Biomet Holdings, Inc.	438,222
7,831		Zoetis, Inc.	653,732
		TOTAL	52,701,858
		Industrials—9.7%
9,976		3M Co.	1,939,235
3,429		AMETEK, Inc.	239,344
984		Acuity Brands, Inc., Holding Company	117,854
2,700		Alaska Air Group, Inc.	175,311
1,346		Allegion PLC	103,884
7,717		American Airlines Group, Inc.	331,291
10,028		Boeing Co.	3,344,940
2,049		C.H. Robinson Worldwide, Inc.	188,569
15,745		CSX Corp.	935,096
11,471		Caterpillar, Inc.	1,655,954
2,620		Cintas Corp.	446,186
3,898		Cummins, Inc.	623,134
5,267		Deere & Co.	712,783
11,788		Delta Air Lines, Inc.	615,569
620		Dover Corp.	57,474
5,016		Eaton Corp. PLC	376,350
10,727		Emerson Electric Co.	712,380
433		Equifax, Inc.	48,518
2,622		Expeditors International Washington, Inc.	167,441
5,593		Fastenal Co.	279,594
4,037		FedEx Corp.	997,946
3,138		Flowserve Corp.	139,359
7,770		Fortive Corp.	546,309
3,235		Fortune Brands Home & Security, Inc.	176,922
4,656		General Dynamics Corp.	937,299
134,036		General Electric Co.	1,885,887
1,770		Harris Corp.	276,863
14,131		Honeywell International, Inc.	2,044,473
Semi-Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Industrials—continued
3,123		Hunt (J.B.) Transportation Services, Inc.	$366,734
672		Huntington Ingalls Industries, Inc.	163,437
6,106	[2]	IHS Markit Ltd.	299,988
5,014		Illinois Tool Works, Inc.	712,088
4,699		Ingersoll-Rand PLC	394,199
2,179		Jacobs Engineering Group, Inc.	126,578
10,397		Johnson Controls International PLC	352,146
3,631		Kansas City Southern Industries, Inc.	387,174
1,432		L3 Technologies, Inc.	280,500
4,831		Lockheed Martin Corp.	1,549,978
5,095		Masco Corp.	192,948
6,903		Nielsen Holdings PLC	217,099
5,131		Norfolk Southern Corp.	736,145
2,849		Northrop Grumman Corp.	917,492
6,594		PACCAR, Inc.	419,840
2,429		Parker-Hannifin Corp.	399,862
3,035		Pentair PLC	204,195
4,724		Raytheon Co.	968,137
930		Republic Services, Inc.	60,152
2,077		Robert Half International, Inc.	126,178
1,958		Rockwell Automation, Inc.	322,150
4,265		Rockwell Collins	565,283
1,611		Roper Technologies, Inc.	425,610
1,229		Snap-On, Inc.	178,512
9,880		Southwest Airlines Co.	521,960
2,403		Stanley Black & Decker, Inc.	340,241
2,088	[2]	Stericycle, Inc.	122,586
3,784		Textron, Inc.	235,138
842	[2]	Transdigm Group, Inc.	269,920
13,464		Union Pacific Corp.	1,799,194
1,281	[2]	United Continental Holdings, Inc.	86,519
9,909		United Parcel Service, Inc.	1,124,672
1,344	[2]	United Rentals, Inc.	201,600
11,130		United Technologies Corp.	1,337,269
2,669	[2]	Verisk Analytics, Inc.	284,115
937		W. W. Grainger, Inc.	263,625
7,260		Waste Management, Inc.	590,165
Semi-Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Industrials—continued
5,632		Xylem, Inc.	$410,573
		TOTAL	38,029,967
		Information Technology—24.0%
10,588		Accenture PLC	1,600,906
15,642		Activision Blizzard, Inc.	1,037,847
8,193	[2]	Adobe Systems, Inc.	1,815,569
14,585	[2,3]	Advanced Micro Devices, Inc.	158,685
3,170	[2]	Akamai Technologies, Inc.	227,131
1,695		Alliance Data Systems Corp.	344,170
4,999	[2]	Alphabet, Inc., Class A Shares	5,091,881
5,098	[2]	Alphabet, Inc., Class C Shares	5,186,348
4,771		Amphenol Corp., Class A	399,380
4,178		Analog Devices, Inc.	364,948
1,191	[2]	Ansys, Inc.	192,537
86,219		Apple, Inc.	14,248,552
17,239		Applied Materials, Inc.	856,261
3,532	[2]	Autodesk, Inc.	444,679
5,840		Automatic Data Processing, Inc.	689,587
6,952		Broadcom, Inc.	1,594,928
6,444		CA, Inc.	224,251
8,055		Corning, Inc.	217,646
5,839	[2]	Cadence Design Systems, Inc.	233,910
81,192		Cisco Systems, Inc.	3,595,994
4,291	[2]	Citrix Systems, Inc.	441,587
9,773		Cognizant Technology Solutions Corp.	799,627
6,769		DXC Technology Co.	697,613
15,357	[2]	eBay, Inc.	581,723
5,037	[2]	Electronic Arts, Inc.	594,265
7,464	[2]	FIserv, Inc.	528,899
1,687		FLIR Systems, Inc.	90,339
1,323	[2]	F5 Networks, Inc.	215,768
39,734	[2]	Facebook, Inc.	6,834,248
3,650		Fidelity National Information Services, Inc.	346,641
2,374		Global Payments, Inc.	268,381
27,533		HP, Inc.	591,684
25,084		Hewlett Packard Enterprise Co.	427,682
485	[2]	IPG Photonics Corp.	103,320
78,945		Intel Corp.	4,075,141
Semi-Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Information Technology—continued
14,845		International Business Machines Corp.	$2,151,931
5,266		Intuit, Inc.	973,104
13,457		Juniper Networks, Inc.	330,908
2,664		KLA-Tencor Corp.	271,035
2,597		Lam Research Corp.	480,601
15,507		Mastercard, Inc., Class A	2,764,433
3,636		Microchip Technology, Inc.	304,188
23,088	[2]	Micron Technology, Inc.	1,061,586
133,292		Microsoft Corp.	12,465,468
2,393		Motorola Solutions, Inc.	262,823
10,147		NVIDIA Corp.	2,282,060
7,695		NetApp, Inc.	512,333
47,675		Oracle Corp.	2,177,317
2,443		Paychex, Inc.	147,973
18,737	[2]	PayPal Holdings, Inc.	1,397,968
1,912	[2]	Qorvo, Inc.	128,869
28,549		Qualcomm, Inc.	1,456,284
2,758	[2]	Red Hat, Inc.	449,719
13,258	[2]	Salesforce.com, Inc.	1,604,085
4,881		Seagate Technology	282,561
3,260		Skyworks Solutions, Inc.	282,838
12,010		Symantec Corp.	333,758
2,928	[2]	Synopsys, Inc.	250,373
5,602		TE Connectivity Ltd.	513,984
1,583	[2]	Take-Two Interactive Software, Inc.	157,841
14,943		Texas Instruments, Inc.	1,515,669
2,373		TOTAL SYSTEM SERVICES, INC.	199,474
1,254	[2,3]	Verisign, Inc.	147,245
30,388		Visa, Inc., Class A Shares	3,855,629
4,991		Western Digital Corp.	393,241
9,816		Western Union Co.	193,866
4,485		Xilinx, Inc.	288,116
		TOTAL	94,759,408
		Materials—2.8%
3,965		Air Products and Chemicals, Inc.	643,480
3,244		Avery Dennison Corp.	340,004
5,680		Ball Corp.	227,711
9,087		CF Industries Holdings, Inc.	352,576
Semi-Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Materials—continued
39,278		DowDuPont, Inc.	$2,483,941
2,208		Eastman Chemical Co.	225,393
4,721		Ecolab, Inc.	683,459
1,797		FMC Corp.	143,275
33,769		Freeport-McMoRan, Inc.	513,626
1,631		International Flavors & Fragrances, Inc.	230,395
7,768		International Paper Co.	400,518
5,357		LyondellBasell Industries NV, Class A	566,396
100		Martin Marietta Materials	19,477
7,850		Monsanto Co.	984,154
7,483		Mosaic Co./The	201,667
14,432		Newmont Mining Corp.	567,033
2,404		Nucor Corp.	148,134
4,685		PPG Industries, Inc.	496,048
1,932		Packaging Corp. of America	223,513
4,635		Praxair, Inc.	706,930
3,756		Sealed Air Corp.	164,701
1,312		Sherwin-Williams Co.	482,370
2,595		Vulcan Materials Co.	289,835
1,349		WestRock Co.	79,807
		TOTAL	11,174,443
		Real Estate—2.7%
156		Alexandria Real Estate Equities, Inc.	19,433
8,871		American Tower Corp.	1,209,650
3,550		Apartment Investment & Management Co., Class A	144,130
2,560		Avalonbay Communities, Inc.	417,280
1,046		Boston Properties, Inc.	126,995
9,354	[2]	CBRE Group, Inc.	423,830
6,701		Crown Castle International Corp.	675,930
3,121		Digital Realty Trust, Inc.	329,858
1,254		Equinix, Inc.	527,671
9,610		Equity Residential Properties Trust	593,033
1,950		Essex Property Trust, Inc.	467,395
1,685		Extra Space Storage, Inc.	150,959
1,587		Federal Realty Investment Trust	183,854
11,304		GGP, Inc.	225,967
9,736		HCP, Inc.	227,433
22,972		Host Hotels & Resorts, Inc.	449,332
Semi-Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Real Estate—continued
5,989		Iron Mountain, Inc.	$203,267
10,009		Kimco Realty Corp.	145,231
1,265		Macerich Co. (The)	72,889
2,263		Mid-American Apartment Communities, Inc.	206,974
8,453		ProLogis, Inc.	548,684
2,744		Public Storage	553,684
944		Realty Income Corp.	47,681
3,159	[2]	SBA Communications Corp.	506,167
1,268		SL Green Realty Corp.	123,934
5,520		Simon Property Group, Inc.	862,997
3,451		UDR, Inc.	124,754
6,875		Ventas, Inc.	353,513
40		Vornado Realty Trust	2,721
6,027		Welltower, Inc., REIT	322,083
13,986		Weyerhaeuser Co.	514,405
		TOTAL	10,761,734
		Telecommunication Services—1.9%
105,679		AT&T, Inc.	3,455,703
18,922		CenturyLink, Inc.	351,571
71,150		Verizon Communications	3,511,253
		TOTAL	7,318,527
		Utilities—2.9%
7,521		AES Corp.	92,057
4,884		Alliant Energy Corp.	209,768
7,774		Ameren Corp.	455,712
5,406		American Electric Power Co., Inc.	378,312
2,717		American Water Works Co., Inc.	235,238
9,373		CMS Energy Corp.	442,312
5,809		Consolidated Edison Co.	465,475
3,059		DTE Energy Co.	322,419
13,898		Dominion Energy, Inc.	925,051
12,447		Duke Energy Corp.	997,751
6,174		Edison International	404,520
2,565		Entergy Corp.	209,278
4,706		EverSource Energy	283,536
17,494		Exelon Corp.	694,162
13,535		FirstEnergy Corp.	465,604
11,620		NRG Energy, Inc.	360,220
Semi-Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Utilities—continued
7,762		NextEra Energy, Inc.	$1,272,269
9,676		P G & E Corp.	446,064
4,663		PPL Corp.	135,693
2,423		Pinnacle West Capital Corp.	195,051
8,087		Public Service Enterprises Group, Inc.	421,737
3,418		SCANA Corp.	125,680
3,995		Sempra Energy	446,641
18,083		Southern Co.	833,988
2,159		WEC Energy Group, Inc.	138,781
8,590		Xcel Energy, Inc.	402,356
		TOTAL	11,359,675
		TOTAL COMMON STOCKS (IDENTIFIED COST $112,534,072)	384,594,176
		INVESTMENT COMPANIES—2.6%
543,870		Federated Government Obligations Fund, Institutional Shares, 1.56%[4]	543,870
9,762,527		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.91%[4]	9,762,527
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $10,306,110)	10,306,397
		TOTAL INVESTMENT IN SECURITIES-100.2% (IDENTIFIED COST $122,840,182)[5]	394,900,573
		OTHER ASSETS AND LIABILITIES - NET—(0.2)%[6]	(637,133)
		TOTAL NET ASSETS—100%	$394,263,440
At April 30, 2018, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Depreciation
2S&P 500 E-Mini Index Long Futures	2	$264,700	June 2018	$(732)
2S&P 500 Index Long Futures	15	$9,926,250	June 2018	$(331,249)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(331,981)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Semi-Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended April 30, 2018, were as follows:
	Federated Government Obligations Fund, Institutional Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Balance of Shares Held 10/31/2017	236,380	9,041,083	9,277,463
Purchases/Additions	70,407,934	166,993,526	237,401,460
Sales/Reductions	(70,100,444)	(166,272,082)	(236,372,526)
Balance of Shares Held 4/30/2018	543,870	9,762,527	10,306,397
Value	$543,870	$9,762,527	$10,306,397
Change in Unrealized Appreciation/Depreciation	N/A	$287	$287
Net Realized Gain/(Loss)	N/A	$(4,764)	$(4,764)
Dividend Income	$19,456	$128,863	$148,319
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P 500 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $10,190,950 at April 30, 2018, which represents 2.6% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P 500 Index is 100.2%.
2	Non-income-producing security.
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
4	7-day net yield.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2018.
Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2018, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
The following acronym is used throughout this portfolio:
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2018	Year Ended October 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$15.09	$14.54	$16.06	$17.27	$16.34	$14.17
Income From Investment Operations:
Net investment income	0.03[1]	0.09	0.11	0.11	0.09	0.11[1]
Net realized and unrealized gain	0.42	2.75	0.32	0.51	2.29	3.29
TOTAL FROM INVESTMENT OPERATIONS	0.45	2.84	0.43	0.62	2.38	3.40
Less Distributions:
Distributions from net investment income	(0.05)	(0.09)	(0.11)	(0.11)	(0.09)	(0.11)
Distributions from net realized gain	(3.09)	(2.20)	(1.84)	(1.72)	(1.36)	(1.12)
TOTAL DISTRIBUTIONS	(3.14)	(2.29)	(1.95)	(1.83)	(1.45)	(1.23)
Net Asset Value, End of Period	$12.40	$15.09	$14.54	$16.06	$17.27	$16.34
Total Return[2]	3.11%	22.22%	3.19%	3.71%	15.74%	26.19%
Ratios to Average Net Assets:
Net expenses	1.41%[3]	1.42%	1.42%	1.42%	1.42%	1.43%
Net investment income	0.48%[3]	0.60%	0.75%	0.61%	0.56%	0.73%
Expense waiver/reimbursement[4]	0.06%[3]	0.05%	0.05%	0.04%	0.04%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$39,692	$41,904	$36,956	$40,273	$38,684	$37,078
Portfolio turnover	14%	31%	31%	31%	28%	26%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2018	Year Ended October 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$15.27	$14.68	$16.19	$17.39	$16.45	$14.26
Income From Investment Operations:
Net investment income	0.05[1]	0.12	0.15	0.16	0.13	0.16[1]
Net realized and unrealized gain	0.42	2.80	0.34	0.52	2.31	3.31
TOTAL FROM INVESTMENT OPERATIONS	0.47	2.92	0.49	0.68	2.44	3.47
Less Distributions:
Distributions from net investment income	(0.07)	(0.13)	(0.16)	(0.16)	(0.14)	(0.16)
Distributions from net realized gain	(3.09)	(2.20)	(1.84)	(1.72)	(1.36)	(1.12)
TOTAL DISTRIBUTIONS	(3.16)	(2.33)	(2.00)	(1.88)	(1.50)	(1.28)
Net Asset Value, End of Period	$12.58	$15.27	$14.68	$16.19	$17.39	$16.45
Total Return[2]	3.22%	22.65%	3.56%	4.05%	16.05%	26.59%
Ratios to Average Net Assets:
Net expenses	1.11%[3]	1.11%	1.10%	1.10%	1.10%	1.07%
Net investment income	0.79%[3]	0.92%	1.07%	0.93%	0.87%	1.09%
Expense waiver/reimbursement[4]	0.06%[3]	0.07%	0.08%	0.06%	0.04%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$45,055	$47,867	$47,998	$45,190	$43,501	$47,403
Portfolio turnover	14%	31%	31%	31%	28%	26%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2018	Year Ended October 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$15.42	$14.80	$16.31	$17.50	$16.54	$14.33
Income From Investment Operations:
Net investment income	0.10[1]	0.25	0.28	0.27	0.27	0.27[1]
Net realized and unrealized gain	0.42	2.80	0.31	0.54	2.31	3.33
TOTAL FROM INVESTMENT OPERATIONS	0.52	3.05	0.59	0.81	2.58	3.60
Less Distributions:
Distributions from net investment income	(0.11)	(0.23)	(0.26)	(0.28)	(0.26)	(0.27)
Distributions from net realized gain	(3.09)	(2.20)	(1.84)	(1.72)	(1.36)	(1.12)
TOTAL DISTRIBUTIONS	(3.20)	(2.43)	(2.10)	(2.00)	(1.62)	(1.39)
Net Asset Value, End of Period	$12.74	$15.42	$14.80	$16.31	$17.50	$16.54
Total Return[2]	3.62%	23.55%	4.30%	4.87%	16.94%	27.51%
Ratios to Average Net Assets:
Net expenses	0.36%[3]	0.36%	0.35%	0.35%	0.35%	0.35%
Net investment income	1.54%[3]	1.67%	1.82%	1.68%	1.62%	1.80%
Expense waiver/reimbursement[4]	0.11%[3]	0.08%	0.09%	0.07%	0.07%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$185,352	$201,836	$208,577	$257,742	$266,292	$252,517
Portfolio turnover	14%	31%	31%	31%	28%	26%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2018	Year Ended October 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$15.28	$14.69	$16.20	$17.40	$16.45	$14.26
Income From Investment Operations:
Net investment income	0.08[1]	0.17	0.21	0.21	0.22	0.23[1]
Net realized and unrealized gain	0.42	2.81	0.34	0.54	2.30	3.30
TOTAL FROM INVESTMENT OPERATIONS	0.50	2.98	0.55	0.75	2.52	3.53
Less Distributions:
Distributions from net investment income	(0.09)	(0.19)	(0.22)	(0.23)	(0.21)	(0.22)
Distributions from net realized gain	(3.09)	(2.20)	(1.84)	(1.72)	(1.36)	(1.12)
TOTAL DISTRIBUTIONS	(3.18)	(2.39)	(2.06)	(1.95)	(1.57)	(1.34)
Net Asset Value, End of Period	$12.60	$15.28	$14.69	$16.20	$17.40	$16.45
Total Return[2]	3.52%	23.14%	4.01%	4.52%	16.62%	27.11%
Ratios to Average Net Assets:
Net expenses	0.66%[3]	0.66%	0.65%	0.65%	0.65%	0.65%
Net investment income	1.24%[3]	1.39%	1.52%	1.38%	1.32%	1.53%
Expense waiver/reimbursement[4]	0.35%[3]	0.35%	0.36%	0.35%	0.35%	0.36%
Supplemental Data:
Net assets, end of period (000 omitted)	$124,164	$144,226	$180,503	$218,171	$270,634	$251,893
Portfolio turnover	14%	31%	31%	31%	28%	26%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
April 30, 2018 (unaudited)
Assets:
Investment in securities, at value including $528,434 of securities loaned and including $10,306,397 of investment in affiliated holding (identified cost $122,840,182)		$394,900,573
Cash		2,592
Restricted cash (Note 2)		446,600
Income receivable		336,455
Income receivable from affiliated holdings		18,455
Receivable for shares sold		185,066
TOTAL ASSETS		395,889,741
Liabilities:
Payable for shares redeemed	$723,158
Payable for daily variation margin on futures contracts	87,865
Payable for collateral due to broker for securities lending	550,160
Payable to adviser (Note 5)	2,572
Payable for transfer agent fee	87,521
Payable for distribution services fee (Note 5)	49,163
Payable for other service fees (Notes 2 and 5)	46,112
Accrued expenses (Note 5)	79,750
TOTAL LIABILITIES		1,626,301
Net assets for 31,181,514 shares outstanding		$394,263,440
Net Assets Consist of:
Paid-in capital		$85,047,957
Net unrealized appreciation		271,728,410
Accumulated net realized gain		37,391,396
Undistributed net investment income		95,677
TOTAL NET ASSETS		$394,263,440
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class C Shares:
Net asset value per share ($39,691,813 ÷ 3,200,227 shares outstanding), no par value, unlimited shares authorized	$12.40
Offering price per share	$12.40
Redemption proceeds per share (99.00/100 of $12.40)	$12.28
Class R Shares:
Net asset value per share ($45,055,269 ÷ 3,580,276 shares outstanding), no par value, unlimited shares authorized	$12.58
Offering price per share	$12.58
Redemption proceeds per share	$12.58
Institutional Shares:
Net asset value per share ($185,352,480 ÷ 14,546,582 shares outstanding), no par value, unlimited shares authorized	$12.74
Offering price per share	$12.74
Redemption proceeds per share	$12.74
Service Shares:
Net asset value per share ($124,163,878 ÷ 9,854,429 shares outstanding), no par value, unlimited shares authorized	$12.60
Offering price per share	$12.60
Redemption proceeds per share	$12.60
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended April 30, 2018 (unaudited)
Investment Income:
Dividends (including $83,749 received from an affiliated holding, see footnotes to Portfolio of Investments)		$3,930,580
Net income on securities loaned (includes $64,570 received from affiliated holdings related to cash collateral balances, see footnotes to Portfolio of Investments)		5,151
Interest		1,221
TOTAL INCOME		3,936,952
Expenses:
Administrative fee (Note 5)	$622,010
Custodian fees	33,116
Transfer agent fee (Note 2)	215,269
Directors'/Trustees' fees (Note 5)	3,616
Auditing fees	13,240
Legal fees	5,824
Portfolio accounting fees	57,694
Distribution services fee (Note 5)	475,390
Other service fees (Notes 2 and 5)	217,573
Share registration costs	30,132
Printing and postage	13,487
Miscellaneous (Note 5)	16,451
TOTAL EXPENSES	1,703,802
Semi-Annual Shareholder Report

Statement of Operations–continued
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(120,981)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(240,582)
TOTAL WAIVERS AND REIMBURSEMENTS		$(361,563)
Net expenses			$1,342,239
Net investment income			2,594,713
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments (including net realized loss of $(4,764) on sales of investments in affiliated holdings)			41,196,885
Net realized gain on foreign currency transactions			628
Net realized gain on futures contracts			1,209,664
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $287 on investments in affiliated holdings)			(29,111,398)
Net change in unrealized appreciation of futures contracts			(536,023)
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions			12,759,756
Change in net assets resulting from operations			$15,354,469
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2018	Year Ended 10/31/2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,594,713	$6,507,681
Net realized gain	42,407,177	85,741,629
Net change in unrealized appreciation/depreciation	(29,647,421)	5,133,417
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	15,354,469	97,382,727
Distributions to Shareholders:
Distributions from net investment income
Class C Shares	(155,151)	(257,275)
Class R Shares	(248,853)	(458,750)
Institutional Shares	(1,678,760)	(3,496,986)
Service Shares	(1,000,833)	(2,212,323)
Distributions from net realized gain
Class C Shares	(8,484,923)	(5,575,174)
Class R Shares	(9,564,468)	(7,002,576)
Institutional Shares	(39,418,699)	(30,324,651)
Service Shares	(27,417,325)	(25,749,607)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(87,969,012)	(75,077,342)
Share Transactions:
Proceeds from sale of shares	47,816,888	139,201,893
Proceeds from shares issued in connection with the tax-free transfer of assets from First Financial Trust and Asset Management Co (FFTAM) Common Trust Fund	—	7,208,911
Net asset value of shares issued to shareholders in payment of distributions declared	83,589,584	70,146,532
Cost of shares redeemed	(100,361,249)	(277,063,258)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	31,045,223	(60,505,922)
Change in net assets	(41,569,320)	(38,200,537)
Net Assets:
Beginning of period	435,832,760	474,033,297
End of period (including undistributed net investment income of $95,677 and $584,561, respectively)	$394,263,440	$435,832,760
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
April 30, 2018 (unaudited)
1. ORGANIZATION
Federated Index Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Max-Cap Index Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class C Shares, Class R Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide investment results that generally correspond to the aggregate price and performance of publicly traded common stocks comprising the Standard & Poor's 500 Index (S&P 500).
On May 5, 2017, the Fund acquired all of the net assets of First Financial Trust and Asset Management Co., Common Trust Fund A (FFTAM), a common trust fund, in a tax-free reorganization in exchange for shares of the Fund. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from FFTAM was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
For every one share of FFTAM Shares exchanged, a shareholder received 5.800 shares of the Fund's Institutional Shares.
Shares of the Fund Issued	FFTAM Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
503,416	$7,208,911	$2,257,239	$476,825,299	$484,034,210
1	Unrealized Appreciation is included in the Net Assets Received amount shown above.
Assuming the acquisition had been completed on November 1, 2016, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended October 31, 2017, were as follows:
Net investment income (loss)*	$66,858
Net realized and unrealized gain on investments	2,257,239
Net increase in net assets resulting from operations	2,324,097
*	Net investment income includes $6,300 of pro forma eliminated expenses.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of FFTAM that have been included in the Fund's Statement of Operations as of October 31, 2017.
Semi-Annual Shareholder Report

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Manager”) and certain of the Manager's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Manager based on recent market activity. In the event that market
Semi-Annual Shareholder Report

quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Manager determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those
Semi-Annual Shareholder Report

terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Manager and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $361,563 is disclosed in various locations in this Note 2 and Note 5. For the six months ended April 30, 2018, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class C Shares	$18,269	$—
Class R Shares	69,357	(1,473)
Institutional Shares	77,706	(45,643)
Service Shares	49,937	(27,746)
TOTAL	$215,269	$(74,862)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Semi-Annual Shareholder Report

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class C Shares, Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended April 30, 2018, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class C Shares	$51,853
Service Shares	165,720
TOTAL	$217,573
For the six months ended April 30, 2018, the Fund's Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2018, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage cash flows, maintain exposure to the S&P 500 Index and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the
Semi-Annual Shareholder Report

contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long contracts held by the Fund throughout the period was $10,393,428. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund's NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amount but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well
Semi-Annual Shareholder Report

as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of April 30, 2018, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$528,434	$549,545
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Payable for daily variation margin	$331,981*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2018
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Equity contracts	1,209,664

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Equity contracts	(536,023)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2018		Year Ended 10/31/2017
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	304,766	$3,927,613	673,057	$9,395,628
Shares issued to shareholders in payment of distributions declared	658,458	8,127,880	422,085	5,467,279
Shares redeemed	(539,541)	(6,949,469)	(859,721)	(12,043,207)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	423,683	$5,106,024	235,421	$2,819,700

	Six Months Ended 4/30/2018		Year Ended 10/31/2017
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	435,570	$5,667,616	871,972	$12,215,613
Shares issued to shareholders in payment of distributions declared	741,277	9,284,569	538,500	7,064,402
Shares redeemed	(731,821)	(9,552,293)	(1,544,038)	(21,871,691)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	445,026	$5,399,892	(133,566)	$(2,591,676)

	Six Months Ended 4/30/2018		Year Ended 10/31/2017
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,095,834	$30,395,012	6,704,054	$97,044,780
Proceeds from shares issued in connection with the tax-free transfer of assets from First Financial Trust and Asset Management Co (FFTAM) Common Trust Fund	—	—	503,416	7,208,911
Shares issued to shareholders in payment of distributions declared	3,007,583	38,188,198	2,288,211	30,433,852
Shares redeemed	(3,648,736)	(51,379,909)	(10,496,156)	(152,219,908)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,454,681	$17,203,301	(1,000,475)	$(17,532,365)
Semi-Annual Shareholder Report

	Six Months Ended 4/30/2018		Year Ended 10/31/2017
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	591,309	$7,826,647	1,451,496	$20,545,872
Shares issued to shareholders in payment of distributions declared	2,230,771	27,988,937	2,066,666	27,180,999
Shares redeemed	(2,405,598)	(32,479,578)	(6,366,723)	(90,928,452)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	416,482	$3,336,006	(2,848,561)	$(43,201,581)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	2,739,872	$31,045,223	(3,747,181)	$(60,505,922)
4. FEDERAL TAX INFORMATION
At April 30, 2018, the cost of investments for federal tax purposes was $122,840,182. The net unrealized appreciation of investments for federal tax purposes was $271,728,410. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $272,911,870 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,183,460. The amounts presented are inclusive of derivative contracts.
5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Management Fee
The management agreement between the Fund and the Manager provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Manager may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2018, the Manager voluntarily waived $113,297 of its fee.
The Manager has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2018, the Manager reimbursed $7,684.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class C Shares, Class R Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class C Shares	0.75%
Class R Shares	0.50%
Service Shares	0.30%
Semi-Annual Shareholder Report

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2018, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class C Shares	$155,560	$—
Class R Shares	120,396	—
Service Shares	199,434	(165,720)
TOTAL	$475,390	$(165,720)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2018, FSC retained $92,137 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2018, FSC retained $1,302 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended April 30, 2018, FSSC received $2,190 of the other service fees disclosed in Note 2.
Expense Limitation
The Manager and certain of its affiliates (which may include FSC and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class C Shares, Class R Shares, Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.43%, 1.10%, 0.35% and 0.65% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Manager and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Manager which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Semi-Annual Shareholder Report

6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2018, were as follows:
Purchases	$57,942,034
Sales	$111,423,571
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of April 30, 2018, the Fund had no outstanding loans. During the six months ended April 30, 2018, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2018, there were no outstanding loans. During the six months ended April 30, 2018, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2017 to April 30, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2017	Ending Account Value 4/30/2018	Expenses Paid During Period[1]
Actual:
Class C Shares	$1,000	$1,031.10	$7.10
Class R Shares	$1,000	$1,032.20	$5.59
Institutional Shares	$1,000	$1,036.20	$1.82
Service Shares	$1,000	$1,035.20	$3.33
Hypothetical (assuming a 5% return before expenses):
Class C Shares	$1,000	$1,017.80	$7.05
Class R Shares	$1,000	$1,019.30	$5.56
Institutional Shares	$1,000	$1,023.00	$1.81
Service Shares	$1,000	$1,021.50	$3.31
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class C Shares	1.41%
Class R Shares	1.11%
Institutional Shares	0.36%
Service Shares	0.66%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2017
federated max-cap index fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the
Semi-Annual Shareholder Report

Board also considered management fees charged to institutional and other clients of Federated Equity Management Company of Pennsylvania (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings at which the Board's formal approval of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
Semi-Annual Shareholder Report

audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Semi-Annual Shareholder Report

Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Senior Officer's Evaluation, the Fund's performance for the one-year and three-year was above the median of the relevant peer group, and the Fund's performance was at the median of the relevant peer group for the five-year period.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to
Semi-Annual Shareholder Report

the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to
Semi-Annual Shareholder Report

either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Max-Cap Index Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420E502
CUSIP 31420E809
CUSIP 31420E106
CUSIP 31420E403
2052905 (6/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Index Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date June 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date June 25, 2018

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date June 25, 2018